Consolidated Statements of Income and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
NET SALES	$ 348,419	$ 298,179	$ 279,234
Cost of goods sold	282,621	244,313	228,971
GROSS PROFIT	65,798	53,866	50,263
Engineering, selling, and administrative expenses	39,274	34,934	33,920
Loss on settlement of pension obligation		2,144
INCOME FROM OPERATIONS	26,524	16,788	16,343
Interest income	106	21	69
Equity income (loss) of joint ventures	957	(225)	(1,071)
Interest expense	(45)	(34)	(81)
Other income, net	272	329	582
INCOME BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTEREST	27,814	16,879	15,842
Provision for income taxes	8,674	5,366	3,589
NET INCOME	19,140	11,513	12,253
Net income attributable to non-controlling interest	2,716	2,138	3,460
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	16,424	9,375	8,793
COMPREHENSIVE INCOME (LOSS):
NET INCOME	19,140	11,513	12,253
Currency translation adjustments	(140)	736	(2,080)
Pension and postretirement plan funded status adjustment, net of tax	2,157	12,818	(11,990)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	2,017	13,554	(14,070)
COMPREHENSIVE INCOME (LOSS)	21,157	25,067	(1,817)
Comprehensive income attributable to non-controlling interest	2,719	2,147	3,397
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ 18,438	$ 22,920	$ (5,214)
EARNINGS PER SHARE ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION:
Basic	$ 4.70	$ 2.77	$ 2.66
Diluted	$ 4.59	$ 2.72	$ 2.64
AVERAGE SHARES OUTSTANDING:
Basic	3,428	3,327	3,300
Diluted	3,513	3,379	3,330